Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	We have established a Compensation Committee. Our Compensation Committee reviews and approves corporate goals and objectives relevant to compensation of our Chief Executive Officer and other executive officers, evaluates the performance of these officers in light of those goals and objectives and sets the compensation of these officers based on such evaluations. The Compensation Committee also reviews and makes recommendations to the Board with respect to director compensation and administers our equity compensation plans and any clawback policy that applies to the compensation of our Chief Executive Officer or other executive officers and directors. The Company has adopted a clawback policy that allows for recovery of excess incentive-based compensation in the event of a required restatement of our financial statements, which is intended to comply with Nasdaq Rule 5608. The Compensation Committee also reviews and prepares the necessary compensation disclosures required by the SEC. Additionally, the Compensation Committee reviews and evaluates, on an annual basis, the Compensation Committee charter and performance.Our Compensation Committee has approved the compensation arrangements currently in place for our named executive officers. The Compensation Committee evaluates the performance of our Chairman and Chief Executive Officer and determines his compensation based on this evaluation without our Chairman and Chief Executive Officer present during voting or deliberations on his compensation. With respect to the other named executive officers, the Compensation Committee considers the recommendations of our Chairman and Chief Executive Officer as to performance evaluations and recommended compensation arrangements.

The Compensation Committee may approve executive compensation arrangements or, in its discretion, may recommend such matters to the full Board for approval. All executive compensation is based on assessments of executive performance, which are prepared by the Compensation Committee and submitted to the full Board for review and discussion. All Compensation Committee recommendations regarding director compensation are subject to approval by the full Board. Pursuant to its charter, the Compensation Committee may delegate any of its responsibilities to a subcommittee comprised of one or more members of the Compensation Committee.

Dr. Buller, Mr. Dalvey, Dr. Furcht and Dr. Murphy are the members of our Compensation Committee. The members of the Compensation Committee are “independent directors” as that term is defined in Rule 5605(a)(2) of the Nasdaq Listing Rules and qualify as “non-employee directors” under Rule 16b-3 of the Exchange Act. In addition, in affirmatively determining the independence of any director who serves on the Compensation Committee, the Board considers all factors specifically relevant to determining whether a director has a relationship to the Company which is material to that director’s ability to be independent from management in connection with the duties of a compensation committee member, as set forth in Nasdaq Rule 5605(d)(2).